SIGNIFICANT ACCOUNTING POLICIES - (Details)	12 Months Ended
	Dec. 31, 2021 GBP (£) item	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of associates [line items]
Digital assets	£ 80,759,000		£ 1,041,000
Number of reportable segments | item	1
Allocation of crypto assets (as percent)	10.00%
Useful life measured	5 years
Addition to cash reserves on bitcoins	£ 6,000
Bitcoin - BTC
Disclosure of associates [line items]
Digital assets		£ 3,930,000
Addition to cash reserves on bitcoins	£ 89,000,000
Mining And Computer Equipment
Disclosure of associates [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Improvements To Data Centre
Disclosure of associates [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Office Equipment
Disclosure of associates [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Data centers and assets under construction
Disclosure of associates [line items]
Useful life measured as period of time, property, plant and equipment	25 years
Argo innovation Labs Inc
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	100.00%
Minimum
Disclosure of associates [line items]
Percentage of voting rights	20.00%
Percentage of Transaction Fees	5.00%
Maximum
Disclosure of associates [line items]
Percentage of voting rights	50.00%
Percentage of Transaction Fees	10.00%